Note 16 - Basic and Diluted Net Income Per Common Share - Earnings Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net income attributable to Internet Initiative Japan Inc. - basic and diluted	¥ 5,108,949	¥ 3,166,510	¥ 4,038,282
Weighted-average common shares outstanding - basic (in shares)	45,062,878	45,652,981	45,950,098
Dilutive effect of stock options (in shares)	152,808	119,489	93,285
Weighted-average common shares outstanding - diluted (in shares)	45,215,686	45,772,470	46,043,383
Basic net income attributable to Internet Initiative Japan Inc. per common share (in JPY per share)	¥ 113.37	¥ 69.36	¥ 87.88
Diluted net income attributable to Internet Initiative Japan Inc. per common share (in JPY per share)	¥ 112.99	¥ 69.18	¥ 87.71